Net income per share attributable to common stockholders (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Net Income per Share, Basic and Diluted

The following table presents the calculations of basic and diluted net income per share attributable to common stockholders:

	Year ended December 31,			Nine months ended September 30,
(in thousands, except per share amounts)	2011 Common	2012 Common	2013 Common	2013 Common	2014 Class A	2014 Class B

					(unaudited)

Numerator:
Allocation of net income	$24,612	$32,262	$60,578	$16,849	$417	$5,411
Less: common stock distributed earnings	(5,071)	(84,828)	—	—	—	—

Less: preferred stock distributed earnings, including accumulated accretion	(5,815)	(26,927)	—	—	—	—

Less: unvested early exercised options and restricted stock distributed earnings	—	(454)	—	—	—	—

Less: undistributed earnings allocable to:
holders of preferred stock	—	—	(16,521)	(4,601)	(72)	(932)
holders of unvested early exercised options and restricted stock	—	—	(206)	(52)	(1)	(17)

Undistributed net income (loss) attributable to common stockholders—basic	$13,726	$(79,947)	$43,851	$12,196	$344	$4,462

Add: adjustments to net income for dilutive securities allocable to:
holders of preferred stock	—	—	2,281	631	10	128
holders of unvested early exercised options and restricted stock	—	—	28	7	—	2

Reallocation of undistributed earnings as a result of conversion of Class B to Class A	—	—	—	—	4,462	—
Undistributed net income (loss) attributable to common stockholders—diluted	$13,726	$(79,947)	$46,160	$12,834	$4,816	$4,592

Distributed earnings to common stockholders	$5,071	$84,828	$—	$—	$—	$—

Denominator:
Weighted-average common shares—basic	73,481	74,226	81,018	80,914	6,941	89,964
Conversion of Class B to Class A common stock outstanding	—	—	—	—	89,964	—
Effect of potentially dilutive securities:
Stock options and RSUs	5,070	—	17,923	17,757	18,673	18,621

Weighted-average common shares—diluted	78,551	74,226	98,941	98,671	115,578	108,585

Net income per share attributable to common stockholders:
Distributed earnings—basic	$0.07	$1.15	$—	$—	$—	$—
Undistributed earnings—basic	0.19	(1.08)	0.54	0.15	0.05	0.05

Basic net income per share	$0.26	$0.07	$0.54	$0.15	$0.05	$0.05

Distributed earnings—diluted	$0.06	$1.15	$—	$—	$—	$—
Undistributed earnings—diluted	0.18	(1.08)	0.47	0.13	0.04	0.04

Diluted net income per share	$0.24	$0.07	$0.47	$0.13	$0.04	$0.04

Schedule of Antidilutive Securities Excluded from Computation of Net Income per Share

The following potentially dilutive shares of common stock subject to options, unvested stock awards and redeemable convertible preferred stock were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Year ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)
Series A redeemable convertible preferred stock	28,744	30,523	30,523	30,523	20,237
Stock options	7,107	24,402	1,409	1,080	2,871
Unvested stock awards and stock options	2	432	380	346	376

	35,853	55,357	32,312	31,949	23,484